FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	3 Months Ended
Sep. 30, 2024
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	09/30/2024	06/30/2024	09/30/2024	06/30/2024
Cash and cash equivalents	32,278,411	44,473,270	—	—
Other financial assets	558,625	634,553	5,900,198	11,695,528
Trade receivables	195,792,999	207,320,974	—	—
Other receivables (*)	13,118,270	18,647,862	6,600,000	—
Total	241,748,305	271,076,659	12,500,198	11,695,528
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	09/30/2024	06/30/2024	09/30/2024	06/30/2024
Trade and other payables	144,657,548	156,742,677	5,260,021	11,989,792
Borrowings	167,235,684	178,852,080	—	—
Secured notes	82,597,893	80,809,686	—	—
Lease liability	16,796,623	11,284,137	—	—
Consideration for acquisition	5,992,865	4,202,401	1,871,158	2,724,114
Total	417,280,613	431,890,981	7,131,179	14,713,906

Schedule of fair value by hierarchy

Measurement at fair value at 09/30/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	2,923,567	—	—
Moolec Science S.A. shares	1,222,909	—	—
Other investments	1,753,722	—	—
Other receivables - Joint ventures and associates	—	6,600,000	—
Financial liability at fair value
Trade and other payables	—	5,260,021	—
Consideration for acquisition	1,871,158	—	—

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	6,658,805	—	—
US Treasury bills	1,993,668	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	1,512,680	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Schedule of net exposure

Net foreign currency position	09/30/2024
Amount expressed in US$	(681,190)